Cover	9 Months Ended
Feb. 28, 2022
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	The registrant, Simplicity Esports and Gaming Company (the “Company”) is filing this post-effective amendment to the Company’s registration statement on Form S-1 (Registration No. 333-259993) (the “Registration Statement”), which was filed with the Securities and Exchange Commission (the “SEC”) on October 1, 2021 and declared effective by the SEC on October 12, 2021, to (i) update the financial statements and other information and (ii) register an additional 11,587,889 shares of the Company’s common stock contained in the Registration Statement. The Registration Statement related to (i) 609,888 shares (“Conversion Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), issuable by the Company upon the conversion of principal and interest thereon of certain outstanding convertible promissory notes (“Convertible Notes”) held by selling securityholders named in the Registration Statement (“Selling Securityholders”), (ii) 2,267,897 shares (“Warrant Shares”) of Common Stock issuable by the Company upon the exercise of certain outstanding warrants (“Warrants”) held by Selling Securityholders, and (iii) the resale of 69,852 shares (“Resale Shares”) of Common Stock held by Selling Securityholders (collectively, the “Securities”). As of May
Entity Registrant Name	SIMPLICITY ESPORTS AND GAMING COMPANY
Entity Central Index Key	0001708410
Entity Tax Identification Number	82-1231127
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7000 W. Palmetto Park Rd.
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33433
City Area Code	(855)
Local Phone Number	345-9467
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	625 N. Flagler Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(855)
Local Phone Number	345-9467